Unaudited Condensed Consolidated Statements of Income and Comprehensive (Loss) Income - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2023	Jun. 30, 2022
Income Statement [Abstract]
Revenues	$ 67,435	$ 69,933
Operating expenses:
Cost of revenues	(16,946)	(14,580)
Selling and marketing	(38,870)	(42,502)
General and administrative	(2,266)	(1,814)
Research and development	(641)	(532)
Total operating expenses	(58,723)	(59,428)
Income from operations	8,712	10,505
Other (expenses) income:
Interest income (expense), net	32	(60)
Change in fair value of warrant liability	79	2
Other income, net	13	144
Total other income	124	86
Income before income tax	8,836	10,591
Income tax (expenses) benefits	(37)	46
Net income	8,799	10,637
Less: net gain (loss) attributable to non-controlling interest	52	(170)
Net income attributable to Glory Star New Media Group Holdings Limited’s shareholders	8,747	10,807
Other comprehensive loss
Unrealized foreign currency translation loss	(8,907)	(7,620)
Comprehensive (loss) income	(108)	3,017
Less: comprehensive loss attributable to non-controlling interests		(360)
Comprehensive (loss) income attributable to Glory Star New Media Group Holdings Limited’s shareholders	$ (108)	$ 3,337
Earnings per ordinary share
Basic (in Dollars per share)	$ 0.12	$ 0.16
Weighted average shares used in calculating earnings per ordinary share
Basic (in Shares)	75,075,035	68,123,330